JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Equity Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 1, 2018

to the Summary Prospectuses and Prospectuses

dated November 1, 2018

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

Although Fund level limited offering provisions for the JPMorgan Mid Cap Value Fund (the “Mid Cap Value Fund”) are being lifted, the Class L Shares of the Mid Cap Value Fund will be subject to the limited offering provisions for Class L Shares contained in the prospectus.

Until November 23, 2018, the following provisions will be applicable to each Fund:

Risk/Return Summary Changes

The following is included immediately before “What is the goal of the Fund?” in the “Risk/Return Summary” section for each Fund, except for the Class L Shares of the Mid Cap Value Fund:

Currently, the Fund is publicly offered on a limited basis. (See “Funds Subject to a Limited Offering Changes” below for more information.)

The following is included as the first paragraph under “Purchase and Sale of Fund Shares” in the “Risk/Return Summary” section for each Fund, except for Class L Shares of the Mid Cap Value Fund:

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still purchase additional shares, reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans, fee-based advisory programs and J.P. Morgan Funds can continue to purchase shares as described in “Funds Subject to a Limited Offering Changes” below.

Funds Subject to a Limited Offering Changes

The following sections are added after the first paragraph in the “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” section of each prospectus:

JPMorgan Mid Cap Equity Fund

Effective as of July 1, 2016 (the “MCE Revised Closing Date”), the limited offering provisions for the Fund have been revised. After the MCE Revised Closing Date, investors are not eligible to purchase shares of the Fund, except as described below. In addition, both before and after the MCE Revised Closing Date, the Fund may, from time to time, in its sole discretion, based on the Fund’s net asset levels and other factors, limit new purchases into the Fund or otherwise modify the closure policy at any time on a case-by-case basis.

The following groups will be permitted to continue to purchase Fund shares. Except as otherwise described below, shareholders of record are permitted to continue to purchase shares; if the shareholder of record is an omnibus account, beneficial owners in that account as of the applicable closing date are permitted to continue to purchase.

•

Shareholders of the Fund as of the MCE Revised Closing Date are able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

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•	Shareholders of the Fund as of the MCE Revised Closing Date are able to add to their existing Fund accounts through exchanges from other J.P. Morgan Funds;

•

Group employer benefit plans, including 401(k), 403(b), 457 plans and health savings account programs (and their successor, related and affiliated plans), which have the Fund available to participants on or before the MCE Revised Closing Date, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts;

•

Approved discretionary fee-based advisory programs in which the program’s sponsor has full authority to make investment changes without approval from the shareholder (“fully discretionary advisory programs”) may continue to utilize the Fund for new and existing program accounts if the program was approved on or before the MCE Revised Closing Date. Additionally, after the MCE Revised Closing Date, new fully discretionary fee-based advisory programs may utilize the Fund for program accounts with approval by the Fund and its Distributor;

•

Approved brokerage and fee-based advisory programs where the Fund is currently included in a model portfolio may continue to utilize the Fund for new and existing program accounts. The Fund must also be included in the sponsor’s fully discretionary advisory program to be approved. These programs must be accepted for continued investments by the Fund and its distributor by the MCE Revised Closing Date;

•	Other fee-based advisory programs may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts after the MCE Revised Closing Date;

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund;

•

Section 529 college savings plans currently utilizing the Fund may do so for new and existing accounts. In order to be eligible, the plan must hold their shares through plan level or omnibus accounts held on the books of that Fund;

•	Current and future investment companies not affiliated with JPMIM, if they receive prior approval of the Fund and its distributor; and

•	After May 22, 2017, new Section 529 college savings plans may utilize the Fund for program accounts with approval by the Fund and its distributor, JPMorgan Distribution Services, Inc.

In addition, shareholders of the Fund received shares of the Fund in a reorganization between the two Funds, which closed on March 14, 2014. Such shareholders can continue to purchase shares of the Fund in accounts which existed at the time of the reorganization. Group employer benefit plans, discretionary fee-based advisory programs, brokerage programs, other J.P. Morgan Funds and Section 529 college savings programs who were eligible to continue to purchase shares of the JPMorgan Mid Cap Core Fund after January 3, 2014 will be able to purchase shares of the Fund under the same terms after the reorganization.

JPMorgan Mid Cap Value Fund

Effective as of November 16, 2015 (the “MCV Revised Closing Date”), the limited offering provisions for the Fund have been revised. After the MCV Revised Closing Date, investors are not eligible to purchase shares of the Fund, except as described below. In addition, both before and after the MCV Revised Closing Date, the Fund may, from time to time, in its sole discretion, based on the Fund’s net asset levels and other factors, limit new purchases into the Fund or otherwise modify the closure policy at any time on a case-by-case basis.

The following groups will be permitted to continue to purchase Fund shares. Except as otherwise described below, shareholders of record are permitted to continue to purchase shares; if the shareholder of record is an omnibus account, beneficial owners in that account as of the applicable closing date are permitted to continue to purchase.

•

Shareholders of the Fund as of February 22, 2013 are able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of the Fund as of February 22, 2013 are able to add to their existing Fund accounts through exchanges from other J.P. Morgan Funds;

•

Group employer benefit plans, including 401(k), 403(b) and 457 plans and health savings account programs (and their successor plans), utilizing the Fund on or before the MCV Revised Closing Date can continue to invest in the Fund. Additionally, after the MCV Revised Closing Date, new group employer benefit plans may utilize the Fund for their accounts only with the approval of the Fund and its distributor;

•

Fee-based advisory programs utilizing the Fund as of the MCV Revised Closing Date may continue to utilize the Fund for new and existing program accounts. Additionally, after the MCV Revised Closing Date, new fee-based advisory programs may utilize the Fund for program accounts only with the approval by the Fund and its distributor;

•

Financial advisors who manage discretionary fee-based wrap accounts (including registered investment advisory firms) and who have included the Fund in their discretionary account models or programs may continue to utilize the Fund for new and existing accounts as of the MCV Revised Closing Date. Additionally, after the MCV Revised Closing Date, new discretionary account models or programs may utilize the Fund for program accounts only with the approval by the Fund and its distributor;

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

•	Current and future investment companies not affiliated with JPMIM, if they receive prior approval of the Fund and its distributor; and

•	After May 22, 2017, new Section 529 college savings plans may utilize the Fund for program accounts with approval by the Fund and its distributor, JPMorgan Distribution Services, Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE